EQUITY, Distribution of Dividends (Details) S/ / shares in Units, S/ in Thousands, $ in Thousands			12 Months Ended
	Apr. 24, 2025 PEN (S/) S/ / shares	Aug. 29, 2024 PEN (S/)	Dec. 31, 2024 PEN (S/) S/ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 PEN (S/) S/ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 PEN (S/) S/ / shares	Dec. 31, 2022 USD ($)
Dividend distribution [Abstract]
Date of Meeting - Board of Directors			Apr. 25, 2024	Apr. 25, 2024	Apr. 27, 2023	Apr. 27, 2023	Apr. 28, 2022	Apr. 28, 2022
Dividends distribution, net of treasury shares effect | S/	S/ 3,775,300	S/ 875,900	S/ 2,788,657		S/ 1,994,037		S/ 1,196,422
Payment of dividends per share (in sol per share) | S/ / shares	S/ 40		S/ 35		S/ 25		S/ 15
Date of dividends payout	Jun. 13, 2025	Oct. 18, 2024	Jun. 14, 2024	Jun. 14, 2024	Jun. 09, 2023	Jun. 09, 2023	Jun. 10, 2022	Jun. 10, 2022
Exchange rate published by the SBS			3.7685	3.7685	3.6901	3.6901	3.756	3.756
Dividends payout (equivalent in thousands of US$)			S/ 3,664,648	$ 739,991	S/ 1,994,037	$ 540,375	S/ 1,196,422	$ 318,536
Withholding tax rate			5.00%	5.00%	5.00%	5.00%	5.00%	5.00%